Segment Information - Schedule Of Operating Segments Revenue Assets And Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
Sale of goods	$ 7,705,398	$ 1,198,861	$ 901,376
Other income	8,715,847	10,172,698	7,230,970
Interest received		65,656	123,709
Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	16,421,246	11,371,559	8,132,346
Segment net loss before tax benefit	(29,574,043)	(13,062,118)	(6,768,819)
Reconciliation of segment net result before tax to loss before income tax benefit
Corporate charges including share-based expenses	(5,766,047)	(4,842,833)	(5,790,442)
Loss from continuing operations before income tax benefit	(35,340,090)	(17,904,951)	(12,559,261)
Segment assets
Segment operating assets	33,610,021	18,191,660	3,737,150
Segment non-current assets	2,159,191	742,583	387,380
Unallocated assets	968,861	4,098,377	3,156,011
TOTAL ASSETS	36,738,073	23,017,014	7,280,541
Segment liabilities
Segment operating liabilities	6,147,096	3,680,415	2,366,155
Unallocated liabilities	801,556	337,040	179,934
TOTAL LIABILITIES	6,948,652	4,017,455	2,546,089
Operating segments [member] | Asia Pacific [member]
Revenue
Sale of goods	1,126,407	709,907	452,662
Other income	11,970		197,488
Interest received		59,552	116,559
Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	1,138,377	769,459	766,709
Segment net loss before tax benefit	(734,835)	(1,341,200)	(1,559,592)
Segment assets
Segment operating assets	870,041	532,926	227,359
Segment non-current assets	324,456	5,662	6,624
Segment liabilities
Segment operating liabilities	172,815	189,531	153,502
Operating segments [member] | Europe [member]
Revenue
Sale of goods	364,331
Other income	543
Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	364,874
Segment net loss before tax benefit	(919,932)
Operating segments [member] | EMEA [member]
Revenue
Sale of goods		488,954	448,714
Other income		2,961	23,537
Interest received		438	1,218
Total revenue and other income per consolidated statement of profit or loss and other comprehensive income		492,353	473,469
Segment net loss before tax benefit		(2,181,622)	(2,836,165)
Segment assets
Segment operating assets	284,424	579,081	1,166,946
Segment non-current assets	5,862	18,215	20,375
Segment liabilities
Segment operating liabilities	196,908	176,461	468,996
Operating segments [member] | Americas [member]
Revenue
Sale of goods	6,214,660
Other income	8,703,335	10,104,081	6,886,236
Interest received		5,666	5,932
Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	14,917,995	10,109,747	6,892,168
Segment net loss before tax benefit	(27,919,276)	(9,539,296)	(2,373,062)
Segment assets
Segment operating assets	32,455,556	17,079,653	2,342,846
Segment non-current assets	1,828,873	703,100	360,380
Segment liabilities
Segment operating liabilities	$ 5,777,373	$ 3,314,423	$ 1,743,657